COMMITMENTS AND CONTINGENCIES - Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Future minimum operating lease payments
2018	$ 1,074
2019	915
2020	905
2021	905
Thereafter	660
Operating Leases, Future Minimum Payments Due, Total	4,459
Rental expenses incurred	$ 1,357	$ 1,590